Fair Value of Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value on Recurring Basis [Member] - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Assets Fair Value Disclosure
Assets Fair Value Disclosure	$ 96,707	$ 91,095
Money Market Funds [Member] | Cash Equivalents [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure	96,707	91,095
Level 1 [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure	96,707	91,095
Level 1 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure	$ 96,707	$ 91,095